TRADE RECEIVABLES, NET	6 Months Ended
Jun. 30, 2025
Trade and other receivables [abstract]
TRADE RECEIVABLES, Net
4	TRADE RECEIVABLES, NET

	As of six months ended June 30, 2025 (Unaudited)	As of December 31, 2024
	$	$
Trade receivables
Trade receivables from IFM services	6,760,038	3,979,175
Trade receivables from manpower outsourcing services	4,177,009	4,298,937
Trade receivables from other services	920,275	-
Subtotal:	11,857,322	8,278,112
Allowance for expected credit losses	(66,561)	(62,425)
Trade receivables, net	11,790,761	8,215,687

i)	Trade receivable

Trade receivables are non-interest bearing and are generally on terms of 30 to 90 days. No interest is charged on the outstanding balances.

ii)	Transfer of trade receivables

During 2020, the Group entered a trade receivable financing arrangement (“Arrangement”) with a financial institution (“Factor”). Pursuant to the terms of the arrangement, the Group sells amounts of its trade receivable balances to the Factor as absolute owner with full recourse against the Group. In accordance with IFRS 9, Financial Instruments (“IFRS 9”), the Group concluded that the transaction with the Factor represents a transfer of financial assets in which the Group retains effective control over the transferred trade receivables. As such it was determined that the transfer of financial assets should be recorded as a recourse liability. Furthermore, the Group shall continue to report the transferred financial asset in its unaudited condensed consolidated statements of financial position with no change in the assets’ measurement. Accordingly, the Group records the trade receivables on its Unaudited Condensed Consolidated Statement of Financial Position and records a recourse liability for the amount received from the Factor towards factored trade receivables. For non-notified customers, the arrangement with the Factor is such that the customers remit cash directly to the Group and the Group transfers the collected amounts to the Factor. For notified customers, the arrangement with the Factor is such that the customers remit cash directly to the Factor.

For non-notified customers, the Factor remits 75% of the trade receivable balance to the Group and the rate increased to 85% based on the terms of variation with effect from November 22, 2022. The funding limit was S$1,200,000 at the inception of the arrangement and increased to S$1,750,000 based on the terms of variation with effect from November 22, 2022. The funding limit was further increased by S$500,000 with the addition of the facility under YY Circle (SG) Pte Ltd based on the offer letter on February 22, 2023 and then further decreased by S$250,000 under Hong Ye Group Pte Ltd. based on the terms of variation with effect from July 5, 2023. Pursuant to the terms of variation dated on March 21, 2023, the discount charge fee and service fee will change to a charge rate of 7.0% and 0.35%, respectively with effect from April 1, 2023 under Hong Ye Group Pte Ltd. The discount charge fee and service fee will be a charge rate of 7.0% and 0.35%, respectively with effect from February 22, 2023 for the additional facility under YY Circle (SG) Pte Ltd. Pursuant to the terms of variation dated on June 19, 2024, the discount charge fee changed to a charge rate of 7.7%, with effect from July 1, 2024 under Hong Ye Group Pte Ltd and YY Circle (SG) Pte Ltd.

For notified customers, the Factor remits 80% of the trade receivable balance to the Group and the rate increased to 90% based on the terms of variation with effect from November 22, 2022. The funding limit was S$1,300,000 at the inception of the arrangement and increased to S$1,750,000 based on the terms of variation with effect from November 22, 2022. The funding limit was further increased by S$500,000 with the addition of the facility under YY Circle (SG) Pte Ltd based on the offer letter on February 22, 2023 and then further increased by S$500,000 and decreased by S$250,000 under YY Circle (SG) Pte Ltd and Hong Ye Group Pte Ltd, respectively, based on the terms of variation with effective from July 5, 2023. Pursuant to the terms of variation dated on March 21, 2023, the discount charge fee and service fee will change to a charge rate of 7.0% and 0.35%, respectively with effect from April 1, 2023 under Hong Ye Group Pte Ltd. The discount charge fee and service fee will be a charge rate of 7.0% and 0.35%, respectively with effect from February 22, 2023 for the additional facility under YY Circle (SG) Pte Ltd.  Pursuant to the terms of variation dated on June 19, 2024, the discount charge fee changed to a charge rate of 7.7%, with effect from July 1, 2024 under Hong Ye Group Pte Ltd and YY Circle (SG) Pte Ltd.

As of June 30, 2025 and December 31, 2024, the Group recorded a recourse liability of $3,978,394 and $2,397,078, respectively, towards the factor which is included in current loans and borrowings on the unaudited condensed consolidated statements of financial position. The cost of factoring is included as a component of finance cost in the accompanying unaudited consolidated statements of profit or loss and other comprehensive (loss) income. During the six months ended June 30, 2025 and 2024, the Group incurred $232,386 and $129,665 in factoring fee, respectively.

The following information shows the carrying amount of trade receivables at the reporting date that have been transferred but have not been derecognized and the associated liabilities.

	As of six months ended June 30, 2025 (Unaudited)	As of December 31, 2024
	$	$
Carrying amount of trade receivables transferred to an agent	6,161,399	3,308,037
Carrying amount of associated liabilities	3,978,394	2,397,078